LEASES (Tables)	12 Months Ended
Mar. 31, 2022
LEASES
Schedule of right-of-use assets ("ROU")

The Company leases real property for its Toronto office, clinical locations in North America and Europe and its research facility in Jamaica. Right-of-use assets (“ROU”) consist of the following as at March 31, 2022 and 2021:

March 31, 2022

Total
Cost	$
Balance, April 1, 2021	8,266,366
Additions	22,924,757
Foreign currency translation adjustment	(230,155)
Balance, March 31, 2022	30,960,968

Accumulated depreciation
Balance, April 1, 2021	(1,084,008)
Depreciation expense	(2,626,207)
Foreign currency translation adjustment	34,581
Balance, March 31, 2022	(3,675,634)
Net book value as at
March 31, 2022	27,285,334
March 31, 2021	7,182,358

Right-of-use assets are depreciated over the useful life of the asset which correspond to its lease term. The terms for each lease can vary from one to ten years.

March 31, 2021

Total
Cost	$
Balance, April 1, 2020	1,762,951
Additions	6,600,558
Foreign currency translation adjustment	(97,143)
Balance, March 31, 2021	8,266,366

Accumulated depreciation
Balance, April 1, 2020	(130,290)
Depreciation expense	(987,226)
Foreign currency translation adjustment	33,508
Balance, March 31, 2021	(1,084,008)
Net book value as at
March 31, 2021	7,182,358
March 31, 2020	1,632,661

Schedule of lease obligations

Lease obligations consist of the following as at March 31, 2022 and 2021:

March 31, 2022

Total
$
As at April 1, 2021	7,473,807
Additions during the year	22,645,828
Foreign currency translation adjustment	(180,793)
Payments during the year	(2,009,586)
Interest expense during the year	1,091,800
29,021,056
Less amounts due within one year	(2,306,823)
Long-term balance	26,714,233

March 31, 2021

Total
$
As at April 1, 2020	1,541,205
Additions during the year	6,514,499
Foreign currency translation adjustment	(76,749)
Payments during the year	(806,651)
Interest expense during the year	301,503
7,473,807
Less amounts due within one year	(1,070,435)
Long-term balance	6,403,372

Schedule of maturity analysis for undiscounted lease payments that are reflected in the lease obligations

March 31, 2022

Total
$
Less than 1 year	3,855,603
1 to 2 years	4,095,956
2 to 3 years	4,199,164
3 to 4 years	4,340,931
4 to 5 years	4,118,710
Beyond 5 years	16,728,699
37,339,063

March 31, 2021

Total
$
Less than 1 year	1,477,942
1 to 2 years	1,319,214
2 to 3 years	976,531
3 to 4 years	981,128
4 to 5 years	1,006,984
Beyond 5 years	3,701,706
9,463,505

Schedule of estimated additional variable (non - lease) rent payment obligations

The Company is committed for estimated additional variable (non-lease) rent payment obligations as follows:

Additional
	Rent						More than 5
	Payments	< 1 year	1-2 years	2-3 years	3-4 years	4-5 years	years
	$	$	$	$	$	$	$
Total	5,251,405	750,769	683,039	616,934	619,064	519,283	2,062,316